INCOME TAX EXPENSE (Reconciliation of effective income tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax [Abstract]
Income before income tax	$ 648,239	$ 728,005	$ 1,320,782
Income tax expense at statutory tax rate	(187,988)	(327,243)	(643,686)
Non taxable income	25,525	0	39,755
Non deductible expenses	0	(5,793)	0
Current tax expense related to Pillar II	(15,637)	(21,436)	0
Effect of currency translation on tax base	304,263	(170,078)	180,582
Recognition of previously unrecognized deferred tax assets	0	25,438	128,634
Provision for tax losses	(44,024)	(55,112)	(53,122)
Write-down of deferred tax assets	(427,835)	0	0
Recovery of income tax	552	0	13,429
Income tax expense	$ (345,144)	$ (554,224)	$ (334,408)